Deferred Revenue - Additional Information (Details1) (Detail) - Genentech, Inc.	Sep. 30, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Disaggregation Of Revenue [Line Items]
Deferred revenue, expected to be recognized	12 months
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-10-01
Disaggregation Of Revenue [Line Items]
Deferred revenue, expected to be recognized	7 years
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-10-01
Disaggregation Of Revenue [Line Items]
Deferred revenue, expected to be recognized	8 years